REINSURANCE AGREEMENTS (Details) $ in Millions	Feb. 01, 2018 USD ($)
Reinsurance Retention Policy [Line Items]
Securities	$ 604
Cash	31
Statutory reserves	$ 635
AXA Equitable Life
Reinsurance Retention Policy [Line Items]
Percentage of single premium deferred annuities ceded	90.00%
Securities	$ 604
Cash	31
Statutory reserves	635
Deposit asset recorded in Other assets, net of the ceding commissions paid to the reinsurer	$ 635